Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 23, 2020
Prospectus Date	rr_ProspectusDate	Nov. 23, 2020
Amplify CrowdBureau® Online Lending and Digital Banking ETF | Amplify CrowdBureau® Online Lending and Digital Banking ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEND